CAPITAL AND RESERVES (Details Narrative) $ / shares in Units, $ in Thousands			1 Months Ended						12 Months Ended
	Aug. 06, 2020 $ / shares shares	Jul. 30, 2020 $ / shares shares	Jun. 30, 2021 USD ($)	Jul. 31, 2020 CAD ($) shares	Jul. 31, 2020 USD ($) $ / shares shares	May 31, 2020 CAD ($) shares	May 31, 2020 $ / shares shares	Jan. 31, 2020 CAD ($) shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 $ / shares
Statement [Line Items]
Number of shares issued and fully paid | shares										529,779,388	509,046,631	509,046,631
Aggregate market value, recognized									$ 12,000
Proceeds from issuance of shares									872,000		$ 57,701,000
Share-based compensation expense									2,858,000		9,342,000
Mission Gold
Statement [Line Items]
Warrants, weighted-averrage exercise price | $ / shares										$ 0.55
Broker Warrants
Statement [Line Items]
Warrants, weighted-averrage exercise price | $ / shares														$ 0.41
June, 2021 - ATM Agreement
Statement [Line Items]
Aggregate gross sales price			$ 14,500
Number of shares issued | shares										1,212,805
Proceeds from issuance of shares										$ 688
Agent fees										$ 17
Transaction costs									48,000
Net proceeds from issuance of shares									$ 824,000
Weighted average share price | $ / shares										$ 0.567
July and August, 2021 - Underwritten Public Offering
Statement [Line Items]
Number of shares issued | shares				24,150,000	24,150,000
Proceeds from issuance of shares					$ 35,259
Transaction costs				$ 3,038,000
Net proceeds from issuance of shares				$ 44,600,000
Weighted average share price | $ / shares					$ 1.46
Cash commission, percentage				5.00%	5.00%
July and August, 2020 - Private Placement
Statement [Line Items]
Number of shares issued | shares	100,000	5,807,534
Proceeds from issuance of shares												$ 8,625
Transaction costs											106,000
Net proceeds from issuance of shares											11,573,000
Weighted average share price | $ / shares	$ 1.46	$ 1.46
May, 2020 - Underwritten Public Offering
Statement [Line Items]
Number of shares issued | shares						14,375,000	14,375,000
Proceeds from issuance of shares						$ 10,063,000
Transaction costs						943,000
Net proceeds from issuance of shares						$ 9,120,000
Weighted average share price | $ / shares							$ 0.70
Underwriter costs, percentage						5.00%	5.00%
May, 2020 - Private Placement
Statement [Line Items]
Number of shares issued | shares						10,357,143	10,357,143
Proceeds from issuance of shares						$ 7,250,000
Transaction costs						16,000
Net proceeds from issuance of shares						$ 7,234,000
Weighted average share price | $ / shares							$ 0.70
Share Purchase Option Compensation Plan
Statement [Line Items]
Expected life									4 years 11 months 23 days	4 years 11 months 23 days
Options granted in period, weighted-average fair value per share | $ / shares										$ 1.58
Risk-free rate									0.35%	0.35%
Expected volatility									94.70%	94.70%
Share price | $ / shares										$ 2.18
Share-based compensation expense									$ 2,858,000		$ 9,342,000
Options outstanding, weighted-average contractual life									2 years 4 months 10 days	2 years 4 months 10 days	2 years 7 months 2 days	2 years 7 months 2 days
Options exercisable, weighted-average contractual life									2 years 4 months 9 days	2 years 4 months 9 days	2 years 3 months 29 days	2 years 3 months 29 days
Options exercisable, weighted-average exercise price | $ / shares										$ 1.45		$ 1.10
January, 2020 - Private Placement
Statement [Line Items]
Number of shares issued | shares								13,688,823
Proceeds from issuance of shares								$ 6,009,000			$ 6,708,000		$ 699,000
Transaction costs											116,000		6,000
Net proceeds from issuance of shares											$ 6,592,000		$ 693,000